Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments
Note 4. Fair Value of Financial Instruments
The following table provides information by level for the Company’s assets and liabilities that were measured at fair value on a recurring basis (in thousands):

	December 31, 2021
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents:
Money market funds	$177,513	$—	$—	$177,513

Total financial assets	$177,513	$—	$—	$177,513

Liabilities
Warrant liabilities	$—	$—	$7,626	$7,626

Total financial liabilities	$—	$—	$7,626	$7,626

	December 31, 2020
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents:
Money market funds	$10,493	$—	$—	$10,493

Total financial assets	$10,493	$—	$—	$10,493

Liabilities
Warrant liabilities	$—	$—	$49,293	$49,293

Total financial liabilities	$—	$—	$49,293	$49,293

Money market funds are included within Level 1 of the fair value hierarchy because they are valued using quoted market prices.
The fair value of the redeemable convertible preferred stock warrant, redeemable convertible preferred stock tranche and Private Placement warrant liabilities is based on significant unobservable inputs, which represent Level 3 measurements within the fair value hierarchy. In determining the fair value of the warrant liabilities, the Company used the Black-Scholes option pricing model to estimate the fair value using unobservable inputs including the expected term, expected volatility, risk-free interest rate and dividend yield (see Note 8).

The following table presents a summary of the changes in the fair value of the Company’s Level 3 financial instruments (in thousands):

	Redeemable Convertible Preferred Stock Warrant Liability	Redeemable Convertible Preferred Stock Tranche Liability	Private Placement Warrant Liability	Derivative liability
Fair value as of January 1, 2019	$(115)	$—	$—	$—
Recognition of preferred stock warrant liability upon subsequent issuance of warrants	(53)	—	—	—
Change in the fair value included in other income (expense), net	6	—	—	—

Fair value as of December 31, 2019	$(162)	$—	$—	$—
Initial recognition of preferred stock warrant liability upon subsequent issuance of warrants	(691)	(1,610)	—	—
Change in the fair value included in other income (expense), net	(48,440)	—	—	(5,308)
Extinguishment of derivative liability upon conversion of convertible notes	—	—	—	5,308
Settlement of redeemable convertible preferred stock tranche liability due to the issuance of Series B redeemable convertible preferred stock, included in other income (expense), net	—	1,610	—	—

Fair value as of December 31, 2020	(49,293)	—	—	—
Private placement warrant liability acquired as part of the Merger	—	—	(19,377)	—
Change in the fair value included in other income (expense), net	(8,804)	—	11,751	—
Issuance of preferred stock upon exercise of warrants	58,097	—	—	—

Fair value as of December 31, 2021	$—	$—	$(7,626)	$—

Non-Recurring
Fair Value Measurements
The Company has certain assets, including goodwill and other intangible assets, which are measured at fair value on a non-recurring
basis and are adjusted to fair value only if an impairment charge is recognized. The categorization of the framework used to measure fair value of the assets is considered to be within the Level 3 valuation hierarchy due to the subjective nature of the unobservable inputs used.
Disclosure of Fair Values
Our financial instruments that are not
re-measured
at fair value include accounts receivable, accounts payable, accrued and other current liabilities and short-term debt. The carrying values of these financial instruments approximate their fair values.